Significant Accounting Policies - Summary of Estimated Useful Lives (Detail)	12 Months Ended
Jun. 30, 2021
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 years
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	5 years
Computer software [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	1 year
Computer software [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 years
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 years
Trade show equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	2 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	Shorter of lease term or the estimated useful life